RELATED PARTY TRANSACTIONS - Additional Information (Details) $ in Thousands		12 Months Ended
	May 01, 2017 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Oct. 27, 2022 USD ($)	Apr. 14, 2022 USD ($)	Jul. 31, 2021 USD ($)	May 01, 2021	Dec. 30, 2020 USD ($)	Apr. 20, 2020 USD ($)	Mar. 31, 2020 USD ($)	Oct. 29, 2019 USD ($)	Jan. 31, 2018	Nov. 13, 2013 USD ($)
Disclosure of transactions between related parties [line items]
Total interest-bearing loans and borrowings		$ 182,800	$ 246,500
Leasehold improvements and hotel assets		111,330	96,450
Interest expense on borrowings		71,701	40,723	$ 18,869
Cost:
Disclosure of transactions between related parties [line items]
Leasehold improvements and hotel assets		$ 137,837	114,418	113,655
Leasehold Improvements And Hotel Assets | Cost:
Disclosure of transactions between related parties [line items]
Leasehold improvements and hotel assets			1,187
Selina Santa Teresa S.A.
Disclosure of transactions between related parties [line items]
Ownership interest		30.00%
Proceeds from leasehold improvements and hotel assets		$ 100
Loss on sale of assets		$ 1,087
166 2nd LLC
Disclosure of transactions between related parties [line items]
Internal rate of return	0.07
Stanhouse Promissory Note | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Loan amount														$ 333
Founders | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Loan amount			$ 2,261
Interest rate			5.00%
Dekel Development Holding SA | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Loan amount														850
Other Shareholders | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Loan amount														$ 550
Kibbutz Holding S.a.r.l. | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Loan amount									$ 300
Interest rate									8.00%
Convertible Loan Note Instrument
Disclosure of transactions between related parties [line items]
Loan amount							$ 125,000				$ 90,000
Interest rate							10.00%				10.00%
Total interest-bearing loans and borrowings					$ 102,680
Convertible Loan Note Instrument | Mexico
Disclosure of transactions between related parties [line items]
Loan amount										$ 5,000
Interest rate										10.00%
Term Loan Agreement
Disclosure of transactions between related parties [line items]
Interest rate		18.00%						18.00%					12.00%
Total interest-bearing loans and borrowings		$ 0	$ 34,276		$ 59,510
Interest expense on borrowings		$ 6,758	3,360
Term Loan Agreement
Disclosure of transactions between related parties [line items]
Interest rate		18.00%
Interest expense on borrowings		$ 6,758	$ 3,360	$ 4,614
New Term Loan
Disclosure of transactions between related parties [line items]
Interest expense on borrowings		$ 1,000
SELINA HOSPITALITY, PLC | 166 2nd LLC
Disclosure of transactions between related parties [line items]
Cash proceeds of issue of convertible loan notes	$ 4,050
Dekel Development Holding SA | SELINA HOSPITALITY, PLC
Disclosure of transactions between related parties [line items]
Ownership interest		19.87%	34.66%
Kibbutz Holding S.a.r.l. | Selina Growth Fund S.C.Sp.
Disclosure of transactions between related parties [line items]
Ownership interest		7.84%
Rafael Museri And Daniel Rudasevski | Kibbutz Holding S.a.r.l.
Disclosure of transactions between related parties [line items]
Ownership interest		31.38%
Selina Chelsea | Stanhouse Promissory Note
Disclosure of transactions between related parties [line items]
Loan amount												$ 1,000
Interest rate												10.00%
Messrs. Museri And Rudasevski | Kibbutz Holding S.a.r.l.
Disclosure of transactions between related parties [line items]
Ownership interest		25.00%
Messrs. Museri And Rudasevski | Selina Growth Fund S.C.Sp.
Disclosure of transactions between related parties [line items]
Ownership interest		50.00%
Selina Management Company UK Ltd. | Convertible Loan Note Instrument
Disclosure of transactions between related parties [line items]
Loan amount						$ 6,300
Selina Management Company UK Ltd. | New Term Loan
Disclosure of transactions between related parties [line items]
Loan amount						$ 5,000